UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2012

Shares	Description (1)			Value
	Common Stocks – 99.9% (5)
	Aerospace & Defense – 1.6%
38,656	Boeing Company			$ 2,874,847
52,665	Honeywell International Inc.			3,215,198
5,228	Huntington Ingalls Industries Inc., (2)			210,375
17,575	Lockheed Martin Corporation			1,579,290
34,529	Northrop Grumman Corporation			2,109,031
32,796	Raytheon Company			1,730,973
28,284	United Technologies Corporation			2,345,875
	Total Aerospace & Defense			14,065,589
	Air Freight & Logistics – 0.9%
99,086	United Parcel Service, Inc., Class B			7,998,222
	Auto Components – 0.2%
60,739	Gentex Corporation			1,488,106
	Automobiles – 0.5%
213,263	Ford Motor Company			2,663,655
33,442	Harley-Davidson, Inc.			1,641,333
	Total Automobiles			4,304,988
	Beverages – 2.0%
148,335	Coca-Cola Company			10,978,273
107,372	PepsiCo, Inc.			7,124,132
	Total Beverages			18,102,405
	Biotechnology – 1.8%
106,815	Celgene Corporation, (2)			8,280,299
159,283	Gilead Sciences, Inc., (2)			7,780,975
	Total Biotechnology			16,061,274
	Capital Markets – 1.4%
129,710	Charles Schwab Corporation			1,863,933
48,725	Eaton Vance Corporation			1,392,561
27,060	Goldman Sachs Group, Inc.			3,365,452
43,099	Legg Mason, Inc.			1,203,755
121,415	Morgan Stanley			2,384,591
61,497	Waddell & Reed Financial, Inc., Class A			1,993,118
	Total Capital Markets			12,203,410
	Chemicals – 1.6%
63,776	Dow Chemical Company			2,209,201
42,800	E.I. Du Pont de Nemours and Company			2,264,120
61,739	Eastman Chemical Company			3,191,289
42,416	Monsanto Company			3,383,100
22,692	Potash Corporation of Saskatchewan			1,036,797
95,980	RPM International, Inc.			2,513,716
	Total Chemicals			14,598,223
	Commercial Banks – 1.9%
65,480	Fifth Third Bancorp.			919,994
86,613	First Horizon National Corporation			899,043
2,289	HSBC Holdings PLC, Sponsored ADR,			101,609
6	Lloyds TSB Group PLC, Sponsored ADR, (2)			13
176,748	U.S. Bancorp			5,599,377
276,832	Wells Fargo & Company			9,451,044
	Total Commercial Banks			16,971,080
	Commercial Services & Supplies – 0.4%
23,371	Deluxe Corporation			547,349
49,936	R.R. Donnelley & Sons Company			618,707
77,545	Waste Management, Inc.			2,710,973
	Total Commercial Services & Supplies			3,877,029
	Communications Equipment – 3.9%
45,063	ADTRAN, Inc.			1,405,515
13,861	Aviat Networks Inc., (2)			39,088
630,518	Cisco Systems, Inc.			13,335,456
19,247	Harris Corporation			867,655
22,543	Motorola Mobility Holdings Inc., (2)			884,587
14,940	Motorola Solutions Inc.			759,400
256,488	QUALCOMM, Inc.			17,446,314
	Total Communications Equipment			34,738,015
	Computers & Peripherals – 10.0%
125,079	Apple, Inc., (2)			74,981,104
211,358	Dell Inc., (2)			3,508,543
157,114	EMC Corporation, (2)			4,694,566
125,310	Hewlett-Packard Company			2,986,137
59,889	NetApp, Inc., (2)			2,681,231
	Total Computers & Peripherals			88,851,581
	Consumer Finance – 0.7%
59,964	American Express Company			3,469,517
55,844	Discover Financial Services			1,861,839
77,393	SLM Corporation			1,219,714
	Total Consumer Finance			6,551,070
	Containers & Packaging – 0.4%
63,738	Packaging Corp. of America			1,886,007
50,628	Sonoco Products Company			1,680,850
	Total Containers & Packaging			3,566,857
	Distributors – 0.2%
31,204	Genuine Parts Company			1,958,051
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.			825,121
	Diversified Financial Services – 2.7%
600,901	Bank of America Corporation			5,750,623
134,600	Citigroup Inc.			4,919,630
10,773	CME Group, Inc.			3,116,952
3,691	ING Groep N.V, Sponsored ADR, (2)			30,709
224,788	JP Morgan Chase & Co.			10,335,752
	Total Diversified Financial Services			24,153,666
	Diversified Telecommunication Services – 2.0%
346,193	AT&T Inc.			10,811,607
93,521	Frontier Communications Corporation			389,983
181,521	Verizon Communications Inc.			6,939,548
	Total Diversified Telecommunication Services			18,141,138
	Electric Utilities – 1.2%
31,057	Companhia Energetica de Minas Gerais, Sponsored ADR			738,535
187,421	Duke Energy Corporation			3,937,715
112,676	Great Plains Energy Incorporated			2,283,943
129,707	Pepco Holdings, Inc.			2,450,165
25,438	Pinnacle West Capital Corporation			1,218,480
	Total Electric Utilities			10,628,838
	Electrical Equipment – 1.4%
23,275	Cooper Industries Inc.			1,488,436
59,698	Emerson Electric Company			3,115,042
11,240	Hubbell Incorporated, Class B			883,239
31,575	Rockwell Automation, Inc.			2,516,528
42,974	Roper Industries Inc.			4,261,302
	Total Electrical Equipment			12,264,547
	Electronic Equipment & Instruments – 0.2%
102,078	Corning Incorporated			1,437,258
	Energy Equipment & Services – 1.8%
25,308	Diamond Offshore Drilling, Inc.			1,689,309
36,079	Ensco PLC			1,909,661
117,793	Halliburton Company			3,909,550
54,107	Patterson-UTI Energy, Inc.			935,510
86,859	Schlumberger Limited			6,074,050
17,510	Tidewater Inc.			945,890
	Total Energy Equipment & Services			15,463,970
	Food & Staples Retailing – 2.0%
102,543	CVS Caremark Corporation			4,593,926
82,219	Kroger Co.			1,992,166
38,974	SUPERVALU INC.			222,542
68,576	Walgreen Co.			2,296,610
140,159	Wal-Mart Stores, Inc.			8,577,731
	Total Food & Staples Retailing			17,682,975
	Food Products – 0.9%
144,950	Kraft Foods Inc.			5,509,550
109,395	Sara Lee Corporation			2,355,274
	Total Food Products			7,864,824
	Gas Utilities – 1.1%
57,627	AGL Resources Inc.			2,260,131
38,500	Atmos Energy Corporation			1,211,210
41,373	National Fuel Gas Company			1,990,869
49,805	ONEOK, Inc.			4,067,076
	Total Gas Utilities			9,529,286
	Health Care Equipment & Supplies – 1.1%
65,107	Baxter International, Inc.			3,892,096
36,821	Hill Rom Holdings Inc.			1,230,190
97,109	Hologic Inc., (2)			2,092,699
69,279	Medtronic, Inc.			2,715,044
	Total Health Care Equipment & Supplies			9,930,029
	Health Care Providers & Services – 2.0%
47,194	Aetna Inc.			2,367,251
62,293	Brookdale Senior Living Inc., (2)			1,166,125
27,564	Coventry Health Care, Inc., (2)			980,451
95,184	Express Scripts, Holding Company, (2)			5,157,069
84,329	UnitedHealth Group Incorporated			4,970,351
40,174	Wellpoint Inc.			2,964,841
	Total Health Care Providers & Services			17,606,088
	Hotels, Restaurants & Leisure – 1.7%
51,390	International Game Technology			862,838
14,140	Las Vegas Sands, (2)			814,040
94,683	McDonald’s Corporation			9,288,402
21,179	Starwood Hotels & Resorts Worldwide, Inc.			1,194,707
25,889	Wynn Resorts Ltd			3,233,018
	Total Hotels, Restaurants & Leisure			15,393,005
	Household Durables – 0.4%
68,264	KB Home			607,550
54,753	Newell Rubbermaid Inc.			975,151
19,851	Whirlpool Corporation			1,525,748
	Total Household Durables			3,108,449
	Household Products – 1.5%
37,780	Colgate-Palmolive Company			3,694,128
142,569	Procter & Gamble Company			9,582,062
	Total Household Products			13,276,190
	Industrial Conglomerates – 1.5%
18,623	3M Co.			1,661,358
595,443	General Electric Company			11,950,541
	Total Industrial Conglomerates			13,611,899
	Insurance – 1.8%
65,172	Allstate Corporation			2,145,462
19,096	American International Group, (2)			588,730
26,066	Arthur J. Gallagher & Co.			931,599
58,517	Berkshire Hathaway Inc., Class B, (2)			4,748,655
92,800	CNO Financial Group Inc., (2)			721,984
60,339	Fidelity National Title Group Inc., Class A			1,087,912
65,958	Genworth Financial Inc., Class A, (2)			548,771
30,951	Hartford Financial Services Group, Inc.			652,447
13,952	Kemper Corporation			422,467
35,717	Lincoln National Corporation			941,500
103,489	Marsh & McLennan Companies, Inc.			3,393,404
	Total Insurance			16,182,931
	Internet & Catalog Retail – 1.7%
68,349	Amazon.com, Inc., (2)			13,841,356
27,170	Hosting Site Network, Inc.			1,033,275
	Total Internet & Catalog Retail			14,874,631
	Internet Software & Services – 4.6%
39,603	Akamai Technologies, Inc., (2)			1,453,430
28,565	Baidu.com, Inc., Sponsored ADR, (2)			4,163,920
58,343	Earthlink, Inc.			466,161
199,069	eBay Inc., (2)			7,343,655
35,490	Google Inc., Class A, (2)			22,757,608
22,576	IAC/InterActiveCorp.			1,108,256
83,134	VeriSign, Inc., (2)			3,187,358
	Total Internet Software & Services			40,480,388
	IT Services – 3.5%
117,025	Automatic Data Processing, Inc.			6,458,610
61,069	Fidelity National Information Services			2,022,605
76,453	International Business Machines Corporation (IBM)			15,951,918
14,762	Lender Processing Services Inc.			383,812
108,876	Paychex, Inc.			3,374,067
26,199	Visa Inc.			3,091,482
	Total IT Services			31,282,494
	Leisure Equipment & Products – 0.5%
77,138	Mattel, Inc.			2,596,465
29,666	Polaris Industries Inc.			2,140,402
	Total Leisure Equipment & Products			4,736,867
	Machinery – 2.2%
47,615	Caterpillar Inc.			5,071,950
25,197	Deere & Company			2,038,437
43,913	Graco Inc.			2,330,024
26,329	Joy Global Inc.			1,935,182
27,707	SPX Corporation			2,148,124
40,513	Stanley Black & Decker Inc.			3,117,880
50,568	Timken Company			2,565,820
	Total Machinery			19,207,417
	Media – 3.4%
322,788	Comcast Corporation, Special Class A			9,525,474
97,817	New York Times, Class A, (2)			664,177
309,975	News Corporation, Class A			6,103,408
58,689	Omnicom Group, Inc.			2,972,598
82,498	Regal Entertainment Group, Class A			1,121,973
44,293	Viacom Inc., Class B			2,102,146
168,852	Walt Disney Company			7,392,341
	Total Media			29,882,117
	Metals & Mining – 1.0%
287,484	Alcoa Inc.			2,880,590
33,263	Barrick Gold Corporation			1,446,275
66,105	Freeport-McMoRan Copper & Gold, Inc.			2,514,634
146,424	Hecla Mining Company			676,479
28,154	Southern Copper Corporation			892,763
	Total Metals & Mining			8,410,741
	Multiline Retail – 1.1%
59,243	Macy’s, Inc.			2,353,724
47,582	Nordstrom, Inc.			2,651,269
21,415	Sears Holding Corporation, (2)			1,418,744
57,463	Target Corporation			3,348,369
	Total Multiline Retail			9,772,106
	Multi-Utilities – 0.9%
62,041	Ameren Corporation			2,021,296
57,468	OGE Energy Corp.			3,074,538
97,043	Public Service Enterprise Group Incorporated			2,970,486
	Total Multi-Utilities			8,066,320
	Oil, Gas & Consumable Fuels – 6.8%
127,777	Chevron Corporation			13,702,805
2,747	CNOOC Limited, Sponsored ADR			561,185
109,700	ConocoPhillips			8,338,297
301,343	Exxon Mobil Corporation			26,135,478
34,787	Hess Corporation			2,050,694
58,407	Occidental Petroleum Corporation			5,562,099
3,274	PetroChina Company Limited, Sponsored ADR,			460,095
3,460	Royal Dutch Shell PLC, Class A, Sponsored ADR,			242,650
122,639	SandRidge Energy Inc., (2)			960,263
39,133	StatoilHydro ASA, Sponsored ADR			1,060,896
28,912	Suncor Energy, Inc.			945,422
	Total Oil, Gas & Consumable Fuels			60,019,884
	Pharmaceuticals – 5.4%
140,949	Abbott Laboratories			8,638,764
148,380	Bristol-Myers Squibb Company			5,007,825
84,140	Eli Lilly and Company			3,388,318
1,112	GlaxoSmithKline PLC, Sponsored ADR			49,940
184,621	Johnson & Johnson			12,177,601
205,154	Merck & Company Inc.			7,877,914
460,108	Pfizer Inc.			10,426,047
	Total Pharmaceuticals			47,566,409
	Professional Services – 0.2%
29,079	Manpower Inc.			1,377,472
18,692	Resources Connection, Inc.			262,623
	Total Professional Services			1,640,095
	Real Estate Investment Trust – 1.6%
60,679	Apartment Investment & Management Company, Class A			1,602,532
69,975	Brandywine Realty Trust			803,313
34,687	CBL & Associates Properties Inc.			656,278
129,993	CubeSmart			1,546,917
114,294	DCT Industrial Trust Inc.			674,335
43,378	Health Care REIT, Inc.			2,384,055
79,809	Lexington Corporate Properties Trust			717,483
46,608	Liberty Property Trust			1,664,838
71,664	Ventas Inc.			4,092,014
	Total Real Estate Investment Trust			14,141,765
	Road & Rail – 0.6%
11,693	Dollar Thrifty Automotive Group Inc., (2)			946,081
41,968	Union Pacific Corporation			4,510,721
	Total Road & Rail			5,456,802
	Semiconductors & Equipment – 4.2%
92,274	Altera Corporation			3,674,351
64,144	Analog Devices, Inc.			2,591,418
103,217	Broadcom Corporation, Class A			4,056,428
693,497	Intel Corporation			19,494,201
26,060	Intersil Holding Corporation, Class A			291,872
78,287	Linear Technology Corporation			2,638,272
125,065	Texas Instruments Incorporated			4,203,435
	Total Semiconductors & Equipment			36,949,977
	Software – 7.3%
296,620	Activision Blizzard Inc.			3,802,668
141,680	Adobe Systems Incorporated, (2)			4,861,041
79,219	Autodesk, Inc., (2)			3,352,548
1,057,612	Microsoft Corporation			34,107,987
623,263	Oracle Corporation			18,174,349
	Total Software			64,298,593
	Specialty Retail – 2.1%
20,823	Abercrombie & Fitch Co., Class A			1,033,029
59,432	American Eagle Outfitters, Inc.			1,021,636
51,495	Best Buy Co., Inc.			1,219,402
58,779	CarMax, Inc., (2)			2,036,692
73,397	Gap, Inc.			1,918,598
97,158	Home Depot, Inc.			4,888,019
63,713	Limited Brands, Inc.			3,058,224
118,515	Lowe’s Companies, Inc.			3,719,001
1,606	Orchard Supply Hardware Stores Corporation, (2)			33,164
	Total Specialty Retail			18,927,765
	Thrifts & Mortgage Finance – 0.1%
40,800	MGIC Investment Corporation, (2)			202,368
56,714	New York Community Bancorp Inc.			788,892
	Total Thrifts & Mortgage Finance			991,260
	Tobacco – 1.6%
46,611	Altria Group, Inc.			1,438,882
130,794	Philip Morris International			11,589,656
36,132	Reynolds American Inc.			1,497,310
	Total Tobacco			14,525,848
	Wireless Telecommunication Services – 0.2%
9,818	China Mobile Limited, Sponsored ADR			540,775
382,041	Sprint Nextel Corporation, (2)			1,088,817
	Total Wireless Telecommunication Services			1,629,592
	Total Common Stocks (cost $621,267,522)			885,297,185

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 4.3%
$ 38,146	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $38,145,588, collateralized by $36,195,000 U.S. Treasury Notes, 2.375%, due, 3/31/16, value $38,909,625	0.010%	4/02/12	$ 38,145,556
	Total Short-Term Investments (cost $38,145,556)			38,145,556
	Total Investments (cost $659,413,078) – 104.2%			923,442,741
	Other Assets Less Liabilities - (4.2)% (3)			(37,524,360)
	Net Assets - 100%			$ 885,918,381

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (4)	Date	Price	Value
		Call Options Written - (4.2)%
(999)		MINI-NASDAQ-100 Index	$ (25,474,500)	4/21/12	$ 255.0	$ (2,102,895)
(1,036)		MINI-NASDAQ-100 Index	(27,713,000)	4/21/12	267.5	(997,150)
(931)		MINI-NASDAQ-100 Index	(23,973,250)	5/19/12	257.5	(1,845,708)
(935)		MINI-NASDAQ-100 Index	(24,777,500)	5/19/12	265.0	(1,262,250)
(1,071)		MINI-NASDAQ-100 Index	(29,184,750)	5/19/12	272.5	(867,510)
(969)		MINI-NASDAQ-100 Index	(25,436,250)	6/16/12	262.5	(1,688,482)
(979)		MINI-NASDAQ-100 Index	(25,943,500)	6/16/12	265.0	(1,515,002)
(993)		MINI-NASDAQ-100 Index	(27,059,250)	6/16/12	272.5	(1,005,413)
(574)		S&P 500 Index	(76,055,000)	4/21/12	1,325.0	(4,873,260)
(557)		S&P 500 Index	(75,195,000)	4/21/12	1,350.0	(3,431,120)
(599)		S&P 500 Index	(83,860,000)	4/21/12	1,400.0	(1,281,860)
(602)		S&P 500 Index	(82,775,000)	4/21/12	1,375.0	(2,408,000)
(557)		S&P 500 Index	(75,195,000)	5/19/12	1,350.0	(3,804,310)
(608)		S&P 500 Index	(83,600,000)	5/19/12	1,375.0	(2,967,040)
(527)		S&P 500 Index	(69,827,500)	5/19/12	1,325.0	(4,711,380)
(658)		S&P 500 Index	(92,120,000)	6/16/12	1,400.0	(2,684,640)
(12,595)	Total Call Options Written (premiums received $26,826,498)		$(848,189,500)			$(37,446,020)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

			Level 1	Level 2	Level 3	Total
		Long-Term Investments:
		Common Stocks	$885,297,185	$ –	$ –	$ 885,297,185
		Short-Term Investments:
		Repurchase Agreements	–	38,145,556	–	38,145,556
		Derivatives:
		Call Options Written	(37,446,020)	–	–	(37,446,020)
		Total	$847,851,165	$38,145,556	$ –	$885,996,721

	The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

				Level 3	Level 3	Level 3
				Common Stocks	Preferred Stocks	Total
		Balance at the beginning of period		$ 3,887	$ 3,887	$ 7,774
		Gains (losses):
		Net realized gains (losses)		9	294	303
	Net change in unrealized appreciation (depreciation)			29,277	92	29,369
		Purchases at cost		–	–	–
		Sales at proceeds		(9)	(4,273)	(4,282)
		Net discounts (premiums)		–	–	–
		Transfers in to		–	–	–
		Transfers out of		(33,164)	–	(33,164)
		Balance at the end of period		$ –	$ –	$ –

	During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

			Location on the Statements of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Equity Price	Options	—	$—	Call options written, at value	$37,323,620

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $659,621,631.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

	Gross unrealized:
	Appreciation					$ 303,555,566
	Depreciation					(39,734,456)

	Net unrealized appreciation (depreciation) of investments					$ 263,821,110

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

		(1)		All percentages in the Portfolio of Investments are based on net assets.

		(2)		Non-income producing; issuer has not declared a dividend within the past twelve months.

		(3)		Other Assets Less Liabilities includes the value of derivative instruments as noted in Investments in Derivatives at March 31, 2012.

		(4)		For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

		(5)		The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

		ADR		American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012